Condensed Parent Company Financial Information - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net Income	$ 5,884	$ 5,240	$ 4,547
Adjustments to reconcile net income to cash provided by operations:
Change in other assets, liabilities	(308)	339	831
Net cash provided by operating activities	7,163	6,949	7,064
Cash flows from investing activities:
Purchase of investment securities	(34,893)	(55,693)	(82,382)
Net cash used in investing activities	(23,421)	(39,282)	(52,931)
Cash flows from financing activities:
Cash dividends paid	(2,026)	(1,970)	(1,969)
Cash received from exercise of stock options	7	8	5
Net cash provided by (used in) financing activities	17,582	8,054	30,487
Increase (decrease) in cash	1,324	(24,279)	(15,380)
Parent Company [Member]
Cash flows from operating activities:
Net Income	5,884	5,240	4,547
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends	(3,653)	(3,073)	(2,779)
Change in other assets, liabilities	(111)	42	49
Net cash provided by operating activities	2,120	2,209	1,817
Cash flows from investing activities:
Purchase of investment securities		(37)
Net cash used in investing activities		(37)
Cash flows from financing activities:
Cash dividends paid	(2,026)	(1,970)	(1,969)
Cash received from exercise of stock options	7	8	5
Net cash provided by (used in) financing activities	(2,019)	(1,962)	(1,964)
Increase (decrease) in cash	101	210	(147)
Cash at beginning of year	598	388	535
Cash at end of year	$ 699	$ 598	$ 388